Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000129660
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%	5.47%		4.91%
Without Sales Load [Member] | C000129661
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%	5.21%		4.63%
Without Sales Load [Member] | C000169041
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%	5.64%	5.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.45%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	5.14%		4.79%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	5.14%		4.79%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	5.14%	5.63%